Taxes on Income	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Taxes on Income
Note 19 - Taxes on Income

A.             Regional Taxation

Israeli taxation

The tax rate that is relevant to the Company in the years 2020-2022: 23%.

Luxembourg taxation

Net wealth tax (NWT):

-	The real NWT is calculated by the difference between the entity’s total assets and entity’s total liabilities (exemption can be applied) multiplied by 0.5%.
-	The minimum NWT is from €535 to €21,400.

Italian taxation

As a rule, corporate income tax (named IRES from 2004) is payable by all resident companies on income from any source, whether earned in Italy or abroad (also for branch established in other country), at the rate of 24%.

Both resident and non-resident companies are subject to regional income tax (IRAP), but only on income arising in Italy at the rate from 3.29% (for a short period of couple of years) to 4.82%, depending on the region.

Spanish taxation

As a rule, corporate income tax is payable by all resident companies on income from any source, whether earned in Spain or abroad at the rate of 25%. Commencing January 1, 2021, Spanish companies are allowed to deduct financing expenses in an amount up to 30% of their EBITDA, with the remainder being carried forward to following years.

The Netherlands taxation

In 2022, the Dutch corporate income tax rate was 15% on the first €395 thousand of taxable profits, and 25% on taxable profits exceeding that amount. (In 2021-15% on the first €245 thousand of taxable profits and 25% on taxable profits exceeding that amount. In 2020 - 16.5% on the first €200 thousand of taxable profits and 25% on taxable profits exceeding that amount. In 2023 and forward, the Dutch corporate income tax rate will be 19% on the first €200 thousand of taxable profits, and 25.8% on taxable profits exceeding that amount.

B.            Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2022	2021	2020
	€ in thousands
Current tax expense
Current year	(2,201)	*(978)	(119)
Adjustments for prior years, net	(2,936)	—	(4)
	(5,137)	(978)	(123)
Deferred tax income
Creation and reversal of temporary differences	98	*3,259	248
Adjustments for prior years, net	2,936	-	-
	3,034	*3,259	248
Tax benefit (taxes in income)	(2,103)	2,281	125

* Restated following application of an amendment to IAS 16 - see Note 2C.

C.            Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2022	2021	2020
	€ in thousands

Profit (loss) before taxes on income	2,243	(21,921)	(6,293)
Primary tax rate of the Company	23%	23%	23%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	(516)	5,042	1,447

Additional tax saving in respect of:
Different tax rate of foreign subsidiaries	(526)	(76)	(576)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	277	27	351
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	(706)	-	-
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	282	-	483
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	566	-	-
Change in temporary differences for which deferred tax were not recognized	-	65	325
Current year tax losses and benefits for which deferred taxes were not created	(1,345)	(2,770)	(1,910)
Tax benefit (tax expenses) in respect to previous years and others	(135)	(7)	5

Actual tax benefit (taxes on income)	(2,103)	2,281	125

D.            Carry forward tax losses:

As of December 31, 2022, Ellomay Capital Ltd. had available carry forward tax losses, carry forward capital tax losses and deductions aggregating to approximately €4,583 thousand, which have no expiration date.

Deferred taxes of Ellomay Capital Ltd. have not been recognized because the Company’s management currently believes that as the Company has a history of losses it is more likely than not that the deferred tax regarding losses carry forward will not be utilized in the foreseeable future.

In April 2022, Talmei Yosef entered into a tax assessment agreement with the Israeli Tax Authority for the fiscal years 2015-2020, as per which the tax treatment of the Talmei Yosef Plant was determined to follow IFRIC 12 – Service Concession Agreements. As a result of the tax assessment agreement part of the deferred tax recorded in connection with the Talmei Yosef Plant were converted into current income tax (timing differences of payable income tax) and an amount of approximately EUR 2,869 thousand advance payment of income tax was made.

Deferred taxes are recognized by operating subsidiaries for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

As of December 31, 2022, the Company’s Dutch subsidiaries had carry forward tax losses and deductions aggregating to approximately €17,464 thousand. Of such carry forward tax losses, deferred tax asset was not recorded in connection with aggregate tax loss amounting to approximately €705 thousand.

E.            Deferred taxes:

	Financial	Fixed	Swap	Carry- forward tax
	assets	assets and leases	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2022	(6,964)	* (1,555)	5,400	7,027	* 3,908
Changes recognized in profit or loss	3,065	(569)	-	538	3,034
Changes recognized in other comprehensive income	257	-	9,544	(3)	9,798
Balance of deferred tax asset (liability) as at
December 31, 2022	(3,642)	(2,124)	14,944	7,562	16,740

* Restated following application of an amendment to IAS 16 - see Note 2C.

	Financial	Fixed	Swap	Carry- forward tax
	assets	assets and leases	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2021	(7,064)	(1,509)	(168)	4,540	(4,201)
Changes recognized in profit or loss	926	*(46)	-	2,379	3,259
Changes recognized in other comprehensive income	(826)	-	5,568	108	4,850
Balance of deferred tax asset (liability) as at
December 31, 2021	(6,964)	* (1,555)	5,400	7,027	3,908

* Restated following application of an amendment to IAS 16 - see Note 2C.